RESTRUCTURING COSTS (Tables)	6 Months Ended
Jun. 30, 2014
Restructuring Liability Account Excluding Impairment Charges

The activity and balance of the restructuring liability account excluding impairment charges is as follows (in thousands):

	December 31,		June 30, 2014
	2012	2013
Beginning balance	$3,834	$2,200	$1,374
Provision	—	—	—
Change in estimate	(14)	—	—
Payments	(1,620)	(826)	(367)

Ending balance	$2,200	$1,374	$1,007

Restructuring Liability Account included in Accompanying Consolidated Balance Sheets

The restructuring liability account is included in the following accounts in the accompanying consolidated balance sheets (in thousands):

	December 31,		June 30, 2014
	2012	2013
Other current liabilities	$802	$730	$709
Other liabilities	1,398	644	298

Total	$2,200	$1,374	$1,007